Income Taxes - Reconciliations of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Income Taxes
Income before income tax expense and share of net (loss)/income from equity investees	$ 44,179	¥ 316,069	¥ 318,305	¥ 337,260
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ 11,045	¥ 79,017	¥ 79,576	¥ 84,315
Non-deductible expenses	4,326	30,961	40,141	9,151
International tax rate difference	839	6,000	(4,189)
Preferential tax rate	(1,168)	(8,357)	(17,327)
Effect of income tax exemptions	(172)	(1,232)
Equity pick-up	(377)	(2,698)
Additional tax deduction for qualified research and development expenses	(772)	(5,525)	(2,066)
Change in valuation allowance	1,538	11,006	(14,241)	(15,314)
Expired loss	1,665	11,905	14,950	12,293
Interest and penalty	224	1,605	1,494	1,571
Outside basis difference	(221)	(1,583)
Effect of changes in tax rates on deferred taxes	62	442	10,141
Income tax expense	$ 16,989	¥ 121,541	¥ 108,479	¥ 92,016